Uncertainty of Ability to Continue as a Going Concern (Details Narrative) - USD ($)	Dec. 31, 2016	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 3,000	$ (5,939,526)	$ (700,300)	$ (3,095)